This refiling replaces the previous filing submitted on February 21, 2006 for this fund under accession number 0000928816-06-000154.

[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Place where this Amendment to Securities	Director-General of Kanto Local Finance Bureau
Registration Statement is being filed:
Filing Date:	February 17, 2006
Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Phone Number:	03-6212-1200
Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by the Securities Registration
Statement:
Type and Aggregate Amount of Foreign	Up to107.04 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by the	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
107.04 million Class M Shares. (The maximum
amount expected to be sold is 1,420.42 million
U.S. dollars (JPY 164.3 billion).

A05868617/1.0/17 Feb 2006

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of USD $l.00=JPY115.66, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 20, 2006.

.Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2005 (U.S.$13.27) by 107.04 million Class M Shares for convenience.

Places where a copy of this Amendment to	Not applicable.
Securities Registration Statement is available
for Public Inspection:

A05868617/1.0/17 Feb 2006

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES

REGISTRATION STATEMENT:

This statement purports to amend the information of the Securities Registration Statement
(“Original SRS”) filed on March 31, 2005 (as amended on June 30 and October 7, 2005) in connection with the change in the investment policy which will be effective on March 31,
2006 (Eastern time).

The latest exchange rates are used in this statement to translate the amended amounts of foreign currencies and as such, are different from those exchange rates used in prior amendments.

II.	CONTENTS OF THE AMENDMENTS:

The following information in the Original SRS shall be replaced with the information under the [After Amendment] section.

The revised parts are marked with underline.

PART II.		INFORMATION CONCERNING FUND
I.	DESCRIPTION OF THE FUND

1	NATURE OF THE FUND

(1)	Objectives and Basic Nature of the Fund:

E.	Main Investment Strategies – U.S Government Bonds
[Before Amendment]
The Fund invests in bonds that:

	-	are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

	-	have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.
[After Amendment]
The Fund invests in bonds that:
	-	are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie
Mac mortgage backed-bonds; and

	-	have short to long-term maturities.

A05868617/1.0/17 Feb 2006

The Fund also invests in forward commitments and repurchase agreements relating to those investments.
Change in Investment Policy
Effective March 31, 2006 (Eastern time), the Fund’s policy of investing its assets exclusively in U.S. government securities and repurchase agreements and forward commitments relating to these investments will be replaced by a policy requiring the Fund, under normal circumstances, to invest at least 80% of the Fund’s net assets in U.S.
government securities and repurchase agreements and forward commitments relating to these investments. The Fund will be able to invest up to 20% of its net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.
Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

2		INVESTMENT POLICY

(2)		Object of Investment

[Before Amendment]

The Fund invests in bonds that:

	-	are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

	-	have short to long-term maturities.
The Fund also invests in forward commitments and repurchase agreements relating to those investments.
Investments in Miscellaneous Fixed-Income Securities. If the Fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The Fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

[After Amendment]

The Fund invests in bonds that:

- are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

A05868617/1.0/17 Feb 2006

- have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

Change in Investment Policy. Effective March 31, 2006 (Eastern time), the Fund’s policy of investing its assets exclusively in U.S. government securities and repurchase agreements and forward commitments relating to these investments will be replaced by a policy requiring the Fund, under normal circumstances, to invest at least 80% of the Fund’s net assets in U.S. government securities and repurchase agreements and forward commitments relating to these investments. The Fund will be able to invest up to 20% of its net assets in mortgage-backed and other asset-backed securities of private (nongovernmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.

Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Investments in Miscellaneous Fixed-Income Securities. If the Fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The Fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

A05868617/1.0/17 Feb 2006